Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2018
Concentration of Risks
Schedule of business supplier risk

	For the years ended December 31,
Supplier	2017	2018
A	*	550,832
B	459,982	491,798
C	81,009	*
* Less than 10%